Schedule of Estimated Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Aug. 31, 2021
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	3 years
Furniture and Fixtures [Member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	5 years
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives, description	Term of the lease, plus one renewal